Average Annual Total Returns - (American Beacon Ionic Inflation Protection ETF)		12 Months Ended	30 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	3.78%
Performance Inception Date	Jun. 28, 2022
American Beacon Ionic Inflation Protection ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	1.64%
American Beacon Ionic Inflation Protection ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	1.97%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	1.85%